Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
11.	Inventories

	12.31.2018	12.31.2017
Raw materials	897.6	865.6
Work in process	891.6	612.4
Spare parts	424.3	405.2
Finished goods (i)	146.4	89.9
Held by third parties	108.7	82.3
Inventory in transit	91.1	85.2
Consumption materials	48.3	47.6
Used aircraft (ii)	46.0	102.0
Advances to suppliers	31.4	28.9
Loss on adjustment to market value (iii)	(7.7)	(17.2)
Loss due to obsolescence (iv)	(170.7)	(153.2)

	2,507.0	2,148.7

(i)	The following aircraft were held in the finished products inventory:

•	December 31, 2018: two Legacy 450, four Legacy 500, one Phenom 100; three Phenom 300, one Lineage and two Ipanemas.

•	December 31, 2017: one Legacy 450, one Phenom 100, one Phenom 300, two Legacy 500, one Lineage and two Ipanemas.

Of the total aircraft held in inventories as of December 31, 2018, one Ipanema and one Phenom 300 had been delivered by until March 25, 2019.

(ii)	The following used aircraft were held in inventory as available for sale:

•	December 31, 2018: one Legacy 450, one Lineage, one Phenom 300;

•	December 31, 2017: three ERJ 140, two Lineage and one Boeing BBJ 737

(iii)	Refers to the provision recorded for adjustments to the realizable value of used aircraft, as follows:

	12.31.2018	12.31.2017	12.31.2016
Beginning balance	(17.2)	(19.9)	(25.4)
Additions	(8.8)	(8.2)	(14.0)
Disposals	18.3	10.9	19.5

Ending balance	(7.7)	(17.2)	(19.9)

(iv)

A provision was recorded for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the provision is based on technical obsolescence of items without activity for over two years. Changes in the provision for obsolescence were as follows:

	12.31.2018	12.31.2017	12.31.2016
Beginning balance	(153.2)	(138.1)	(161.2)
Additions	(59.8)	(48.7)	(59.8)
Disposals	41.5	37.0	83.7
Foreign exchange loss	0.8	(3.4)	(0.8)

Ending balance	(170.7)	(153.2)	(138.1)